Litigation, regulatory and similar matters (Tables)	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure of provisions for litigation, regulatory and similar matters [text block]
Provisions for litigation, regulatory and similar matters

by business division and in Group Functions
1
USD million
Global
Wealth

Manage-
ment
Personal &
Corporate
Banking

Asset

Manage-
ment
Investment

Bank
Group
Functions Total 2021
Balance at the beginning of the year 861 115 0 227 932 2,135
Increase in provisions recognized in the income statement 754 84 9 107 32 986
Release of provisions recognized in the income statement (60) (11) 0 (4) 0 (74)
Provisions used in conformity with designated purpose (175) (1) (1) (10) (2) (189)
Foreign currency translation / unwind of discount (42) (6) 0 (11) 0 (59)
Balance at the end of the year 1,338 181 8 310 962 2,798
1 Provisions, if any,

for the matters described

in items 3 and

4 of this Note are

recorded in Global Wealth

Management, and provisions,

if any, for

the matters described in

item 2 are recorded in

Group Functions.
Provisions, if any, for the matters described in items 1 and 6 of this Note are allocated between Global Wealth Management and

Personal & Corporate Banking, and provisions, if any, for the matters described in item
5 are allocated between the Investment Bank and Group Functions.

UBS AG
Entity [Table]
Disclosure of provisions for litigation, regulatory and similar matters [text block]
Provisions for litigation, regulatory and similar matters

by business division and in Group Functions
1
USD million
Global
Wealth

Manage-
ment
Personal &
Corporate
Banking

Asset

Manage-
ment
Investment

Bank
Group
Functions Total 2021
Balance at the beginning of the year 861 115 0 227 932 2,135
Increase in provisions recognized in the income statement 754 84 9 107 32 986
Release of provisions recognized in the income statement (60) (11) 0 (4) 0 (74)
Provisions used in conformity with designated purpose (175) (1) (1) (10) (2) (189)
Foreign currency translation / unwind of discount (42) (6) 0 (11) 0 (59)
Balance at the end of the year 1,338 181 8 310 962 2,798
1 Provisions, if any,

for the matters described

in items 3 and

4 of this Note are

recorded in Global Wealth

Management, and provisions,

if any, for

the matters described in

item 2 are recorded in

Group Functions.
Provisions, if any, for the matters described in items 1 and 6 of this Note are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in item
5 are allocated between the Investment Bank and Group Functions.